AVAILABLE FOR SALE MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Schedule of available for sale marketable securities
	June 30, 2012				December 31, 2011
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale - maturing within one year:
Governmental debentures fixed interest rate	$5,499	$12	$--	$5,511	$3,542	$--	$--	$3,542
Corporate debentures-
fixed interest rate	14,825	58	--	14,883	997	3	--	1,000
Corporate debentures floating interest rate	1,521	7	--	1,528	6,211	27	(15)	6,223

Total Available-for-sale -maturing within one year	21,845	77	--	21,922	10,750	30	(15)	10,765

Available-for-sale - maturing after one year:
Governmental debentures fixed interest rate	3,765	6	--	3,771	6,421	16	(12)	6,425
Corporate debentures
- fixed interest rate	5,790	20	(24)	5,786	13,550	25	(122)	13,453
Corporate debentures floating interest rate	10,257	63	(44)	10,276	10,294	--	(223)	10,071

Total Available-for-sale -maturing after one year	19,812	89	(68)	19,833	30,265	41	(357)	29,949

Total Available-for-sale	$41,657	$166	$(68)	$41,755	$41,015	$71	$(372)	$40,714